Fees Summary	Oct. 02, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 342,048,718.00
Previously Paid Amount	0.00
Total Fee Amount	47,236.93
Total Offset Amount	49,414.00
Net Fee	$ 2,177.07